Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	000-33063
Entity Registrant Name	SIERRA BANCORP
Entity Central Index Key	0001130144
Entity Tax Identification Number	33-0937517
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	86 North Main Street
Entity Address, City or Town	Porterville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93257
City Area Code	559
Local Phone Number	782-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	BSRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false